UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2023

Item #1(a). Reports to Stockholders.
1(b). Not applicable.

LDR Real Estate Value-Opportunity Fund

LDR Real Estate Value-Opportunity Fund

SEMI-ANNUAL
REPORT

For the Six Months Ended June 30, 2023 (unaudited)

LDR Real Estate Value-Opportunity Fund

Important Disclosure Statement

The LDR Real Estate Value-Opportunity Fund’s (the “Fund”) prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Fund’s prospectus containing this and other important information, please call 800-673-0550. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and LDR Capital Management, LLC is the investment advisor.

The performance data quoted represents past performance and is not guarantee of future results. Current performance of the Fund may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Fund’s Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of June 30, 2023 and are subject to change at any time. For most recent information, please call 800-673-0550.

The Advisor waived or reimbursed part of the Fund's total expenses. Had the Advisor not waived or reimbursed expenses of the Fund, the Fund's return would have been lower.

SEMI-ANNUAL REPORT

LDR Real Estate Value-Opportunity Fund

Portfolio Compositionas of June 30, 2023 (unaudited)

Common Stocks

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stock:
Residential	19.96%
Retail	15.32%
Diversified/Other	13.05%
Health Care	9.99%
Office/Industrial	6.89%
Hotel	3.19%
Exchange Traded Fund	10.86%
Money Market Fund	10.18%
89.44%

Preferred Stocks

Holdings by Sector/Asset Class	Percentage of Net Assets
Preferred Stock:
Hotel	2.59%
Convertible	2.18%
Mortgage	1.49%
Multi-Family/Housing	1.20%
Office	1.10%
Diversified/Other	1.06%
Health Care	0.52%
10.14%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

LDR Real Estate Value-Opportunity Fund

Schedule of InvestmentsJune 30, 2023 (unaudited)

		Shares	Value
68.40%	COMMON STOCKS

13.05%	DIVERSIFIED/OTHER
	Alexander & Baldwin, Inc.	52,050	$967,089
	The Howard Hughes Corp. (a)	12,665	999,522
	Kennedy-Wilson Holdings, Inc.	69,191	1,129,889
			3,096,500

9.99%	HEALTH CARE
	Healthcare Realty Trust Inc.	67,794	1,278,595
	Healthpeak Properties, Inc.	54,265	1,090,726
			2,369,321

3.19%	HOTEL
	Hersha Hospitality Trust - Class A	124,289	756,920

6.89%	OFFICE/INDUSTRIAL
	Brandywine Realty Trust	136,800	636,120
	STAG Industrial, Inc.	27,818	998,110
			1,634,230

19.96%	RESIDENTIAL
	Apartment Income REIT Corp.	31,119	1,123,085
	Century Communities, Inc.	9,509	728,579
	Independence Realty Trust, Inc.	47,718	869,422
	UMH Properties, Inc.	68,052	1,087,471
	Veris Residential, Inc. (a)	57,780	927,369
			4,735,926

15.32%	RETAIL
	Brixmor Property Group, Inc.	52,758	1,160,676
	Kite Realty Group Trust	54,071	1,207,946
	Urban Edge Properties	82,040	1,265,877
			3,634,499

68.40%	TOTAL COMMON STOCKS		16,227,396
	(Cost: $19,505,453)

LDR Real Estate Value-Opportunity Fund

Schedule of Investments - continuedJune 30, 2023 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

		Shares	Value
10.14%	PREFERRED STOCKS

2.18%	CONVERTIBLE
	RPT Realty, Series D, 7.250%	10,537	$516,313

1.06%	DIVERSIFIED/OTHER
	DigitalBridge Group, Inc., Series H, 7.500%	11,928	252,039

0.52%	HEALTH CARE
	Healthcare Trust Inc., Series B, 7.125%	6,631	123,933

2.59%	HOTEL
	Hersha Hospitality Trust, Series C, 6.875%	9,188	178,707
	Hersha Hospitality Trust, Series D, 6.500%	22,100	436,475
			615,182

1.49%	MORTGAGE
	KKR Real Estate Finance Trust, Series A 6.500%	19,618	353,124

1.10%	OFFICE
	City Office REIT, Series A, 6.625%	13,906	259,903

1.20%	MULTI-FAMILY/HOUSING
	UMH Properties, Inc. PFD D 6.375%	12,969	284,540

10.14%	TOTAL PREFERRED STOCKS		2,405,034
	(Cost: $3,220,960)

10.86%	EXCHANGE TRADED FUND
	Real Estate Select Sector SPDR ETF Fund	68,374	2,577,016
	(Cost: $2,628,472)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

LDR Real Estate Value-Opportunity Fund

Schedule of Investments - continuedJune 30, 2023 (unaudited)

		Shares	Value
10.18%	MONEY MARKET FUND
	Money Market Fiduciary 0.0685% (b)	2,416,037	2,416,037
	(Cost: $2,416,037)

99.58%	TOTAL INVESTMENTS		23,625,483
	(Cost: $27,770,922)
0.42%	Other assets, net of liablities		100,644
100.00%	NET ASSETS		$23,726,127

(a)Non-income producing

(b)7 day yield as of June 30, 2023

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Statement of Assets and LiabilitiesJune 30, 2023 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

ASSETS
Investments at value(1) (Note 1)	$23,625,483
Cash at Brokers	376
Receivable for capital stock sold	33
Dividends and interest receivable	67,806
Due from advisor	16,384
Prepaid expenses	51,004
TOTAL ASSETS	23,761,086

LIABILITIES
Payable for capital stock redeemed	174
Accrued 12b-1 fees	2,381
Accrued administration and transfer agent fees	6,035
Other accrued expenses	26,369
TOTAL LIABILITIES	34,959

NET ASSETS	$23,726,127

Net Assets Consist of:
Paid-in-capital	$26,637,514
Distributable earnings	(2,911,387)
Net Assets	$23,726,127

NET ASSET VALUE PER SHARE
Net Assets
Institutional Class	$17,780,897
Platform Class	5,945,230
Total	$23,726,127
Shares Outstanding
Institutional Class	1,755,098
Platform Class	592,086
Total	2,347,184
Net Asset Value and Offering Price Per Share
Institutional Class	$10.13
Platform Class	10.04

(1) Identified cost of	$27,770,922

See Notes to Financial Statements

SEMI-ANNUAL REPORT

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Statement of OperationsFor the Six Months Ended June 30, 2023 (unaudited)

INVESTMENT INCOME
Dividends	$573,501
Interest	32,575
Total investment income	606,076

EXPENSES
Investment advisory fees (Note 2)	116,049
12b-1 fees, Platform Class (Note 2)	7,464
Recordkeeping and administrative services (Note 2)	18,903
Accounting fees (Note 2)	14,311
Custodian fees	2,071
Transfer agent fees (Note 2)	13,799
Professional fees	22,021
Filing and registration fees	27,029
Trustee fees	3,938
Compliance fees	4,273
Shareholder reporting	16,358
Shareholder servicing (Note 2)
Institutional Class	9,234
Platform Class	7,464
Proxy expense	8,246
Other	14,123
Total expenses	285,283
Advisory fee waivers and expenses reimbursed (Note 2)	(140,630)
Net Expenses	144,653

Net investment income (loss)	461,423

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	337,427
Net change in unrealized appreciation (depreciation) of investments	(110,964)

Net realized and unrealized gain (loss)	226,463

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$687,886

See Notes to Financial Statements

SEMI-ANNUAL REPORT

LDR Real Estate Value-Opportunity Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$461,423	$294,018
Net realized gain on investments	337,427	3,532,724
Net change in unrealized appreciation (depreciation) of investments	(110,964)	(13,168,884)
Increase (decrease) in net assets from operations	687,886	(9,342,142)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Institutional Class	(360,575)	(2,885,797)
Platform Class	(100,357)	(731,841)
Decrease in net assets from distributions	(460,932)	(3,617,638)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	297,109	1,497,293
Platform Class	178,629	174,172
Distributions reinvested
Institutional Class	325,295	2,635,504
Platform Class	97,717	705,663
Shares redeemed
Institutional Class	(5,204,593)	(9,911,884)
Platform Class	(427,912)	(1,076,577)
Increase (decrease) in net assets from capital stock transactions	(4,733,755)	(5,975,829)

NET ASSETS
Increase (decrease) during peiod	(4,506,801)	(18,935,609)
Beginning of period	28,232,928	47,168,537
End of period	$23,726,127	$28,232,928

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Financial Highlights

	Institutional Class Shares
	Six Months Ended June 30, 2023 (unaudited)	Years Ended December 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.03	$14.48	$12.10	$13.79	$10.74	$12.76
Investment activities
Net investment income (loss)(1)	0.18	0.10	0.11	0.12	0.15	0.12
Net realized and unrealized gain (loss) on investments	0.11	(3.17)	4.73	(0.71)	3.24	(1.85)
Total from investment activities	0.29	(3.07)	4.84	(0.59)	3.39	(1.73)
Distributions
Net investment income	(0.19)	(0.29)	(0.24)	(0.19)	(0.15)	(0.12)
Realized gains	—	(1.09)	(2.22)	(0.91)	(0.15)	(0.06)
Return of capital	—	—	—	—	(0.04)	(0.11)
Total distributions	(0.19)	(1.38)	(2.46)	(1.10)	(0.34)	(0.29)

Net asset value, end of period	$10.13	$10.03	$14.48	$12.10	$13.79	$10.74

Total Return(2)	2.94%	(21.25%)	40.50%	(3.79%)	31.87%	(13.78%)
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross(4)(5)	2.12%	1.97%	1.72%	1.60%	1.36%	1.49%
Expenses, net of management fee waivers and reimbursements(6)	1.07%	1.23%	1.14%	1.05%	1.09%	1.42%
Net investment income	3.62%	0.84%	0.74%	1.04%	1.16%	0.97%
Portfolio turnover rate(2)	4.17%	38.12%	55.36%	44.00%	40.00%	37.85%
Net assets, end of period (000’s)	$17,781	$22,194	$38,418	$39,195	$56,725	$61,438

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Gross expense ratio reflects the effect of interest, dividend and proxy expenses which are excluded from the Fund’s expense limitation agreement.

(5)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been: 2.05% for the six months ended June 30, 2023; 1.74%, 1.58%, 1.55%, 1.35% and 1.32% for the years ended December 31, 2022 through December 31, 2018, respectively.

(6)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been: 1.00% for the six months ended June 30, 2023; 1.00%, 1.00%. 1.00%, 1.09% and 1.25% for the years ended December 31, 2022 through December 31, 2018, respectively.

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Platform Class Shares
	Six Months Ended June 30, 2023 (unaudited)	Years ended December 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.93	$14.34	$11.98	$13.65	$10.62	$12.61
Investment activities
Net investment income (loss)(1)	0.17	0.08	0.07	0.04	0.11	0.06
Net realized and unrealized gain (loss) on investments	0.11	(3.16)	4.69	(0.65)	3.21	(1.80)
Total from investment activities	0.28	(3.08)	4.76	(0.61)	3.32	(1.74)
Distributions
Net investment income	(0.17)	(0.24)	(0.18)	(0.16)	(0.10)	(0.08)
Realized gains	—	(1.09)	(2.22)	(0.90)	(0.15)	(0.06)
Return of capital	—	—	—	—	(0.04)	(0.11)
Total distributions	(0.17)	(1.33)	(2.40)	(1.06)	(0.29)	(0.25)

Net asset value, end of period	$10.04	$9.93	$14.34	$11.98	$13.65	$10.62

Total Return(2)	2.85%	(21.51%)	40.18%	(4.06%)	31.53%	(13.97%)
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross(4)(5)	2.53%	2.41%	2.16%	2.07%	1.79%	1.91%
Expenses, net of management fee waivers and reimbursements(6)	1.31%	1.49%	1.39%	1.31%	1.34%	1.67%
Net investment income	3.43%	0.64%	0.48%	0.33%	0.90%	0.51%
Portfolio turnover rate(2)	4.17%	38.12%	55.36%	44.00%	40.00%	37.85%
Net assets, end of period (000’s)	$5,945	$6,039	$8,750	$6,876	$7,193	$7,451

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Total return and portfolio turnoveer rate are for the period indicated and have not been annualized.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Gross expense ratio reflects the effect of interest, dividend and proxy expenses which are excluded from the Fund’s expense limitation agreement.

(5)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been: 2.47% for the six months ended June 30, 2023; 2.17%, 2.02%, 2.01%, 1.78% and 1.74% for the years ended December 31, 2022 through December 31, 2018, respectively.

(6)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been; 1.25% for the six months ended June 30, 2023; 1.25%, 1.25%, 1.25%, 1.33% and 1.50% for the years ended December 31, 2022 through December 31, 2018, respectively.

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Financial Highlights

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Selected Per Share Data Throughout Each Period

SEMI-ANNUAL REPORT

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Notes to the Financial StatementsJune 30, 2023 (unaudited)

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The LDR Real Estate Value-Opportunity Fund (the “Fund”) is a diversified series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. LDR Capital Management, LLC (“LDR”) is the investment advisor to the Fund. The Fund was established in December, 2002 originally as a series of Hillview Investment Trust II. Effective November 23, 2005, the Fund was reorganized as a series of The World Funds, Inc. (“TWF”). On August 15, 2014, the Fund was reorganized from TWF into the Trust. The Fund maintains its financial statements, information, and performance history in accordance with the reorganizations. Prior to March 26, 2022, the Fund was known as REMS Real Estate Value-Opportunity Fund.

The Fund currently offers Institutional, Platform and Z Shares. At June 30, 2023, there were no Z Shares outstanding for the Fund.

The investment objectives of the Fund is to achieve long-term capital growth and current income through a portfolio of publicly traded real estate securities that may include equity REITs, mortgage REITs, REIT preferred and other publicly traded companies whose primary business is in the real estate industry.

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges are valued at the last reported sale price. Investments in securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees of the Trust (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of

SEMI-ANNUAL REPORT

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Notes to the Financial Statements - continuedJune 30, 2023 (unaudited)

the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to LDR as the Valuation Designee pursuant to the Fund’s policies and procedures. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the NAV is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable for a portfolio security as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. It is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SEMI-ANNUAL REPORT

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Notes to the Financial Statements - continuedJune 30, 2023 (unaudited)

The following is a summary of the level of inputs used to value the Fund’s investments as of June 30, 2023:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$16,227,396	$—	$—	$16,227,396
Preferred Stocks	2,405,034	—	—	2,405,034
Exchange Traded Fund	2,577,016	—	—	2,577,016
Money Market Fund	2,416,037	—	—	2,416,037
	$23,625,483	$—	$—	$23,625,483

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector.

There were no transfers into or out of any levels during the six months ended June 30, 2023. The Fund held no Level 3 securities during the six months ended June 30, 2023.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

The Fund uses a major financial institution as its prime broker to process securities transactions and to provide custodial and other services. Any cash balances include amounts of “restricted cash” consisting of proceeds from securities sold, not yet purchased. Cash balances maintained in the custody of the prime broker bear interest based on the prime rate. The Fund also borrows on margin for security purchases.

Securities are held as collateral by the prime broker against margin obligations. The clearance agreements permit the prime broker to pledge or otherwise hypothecate the Fund's investment securities subject to certain limitations. The prime broker may also sell such securities in limited instances where required collateral is not posted in a timely manner. These arrangements subject the Fund to concentration of credit risk with respect to the prime broker.

SEMI-ANNUAL REPORT

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Notes to the Financial Statements - continuedJune 30, 2023 (unaudited)

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the tax positions taken for the Fund for each of the open tax years (2020-2022) and expected to be taken in the 2023 tax returns, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the six months ended June 30, 2023, there were no reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains or losses on investments, are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

SEMI-ANNUAL REPORT

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Notes to the Financial Statements - continuedJune 30, 2023 (unaudited)

Real Estate Investment Trust Securities

The Fund has made certain investments in real estate investment trusts (“REITs”) which make distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distribution. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by the REITs. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in the periodic distributions to the shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital. A domestic REIT is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to its shareholders. Foreign REITs and REIT-like entities that are organized outside of the U.S. and have operations may receive tax treatment similar to that of U.S. REITs in their respective countries. Management does not estimate the tax character of REIT distributions for which actual information has not been reported.

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund is required to make a margin deposit in connection with any short sales. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where the decline exceeds costs of the borrowing of the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund's gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Any realized gain will be decreased, and any realized loss increased by the amount of transaction costs. At June 30, 2023, the Fund held no securities short.

For the six months ended June 30, 2023, there were no short debit fees associated with such transactions for the Fund.

SEMI-ANNUAL REPORT

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Notes to the Financial Statements - continuedJune 30, 2023 (unaudited)

NOTE 2 –	INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Fund’s investment advisor, LDR, provides investment advisory services for an annual fee of 0.90% of the daily net assets of the Fund.

LDR earned and waived advisory fees, and reimbursed expenses, for the six months ended June 30, 2023 as follows:

Fee	Management Fee Earned	Management Fee Waived	Expenses Reimbursed
0.90%	$116,049	$116,049	$24,581

LDR has contractually agreed to waive its fees and reimburse expenses so that the annual fund operating expenses for the Fund do not exceed 1.00% of the average daily net assets of the Fund, until April 30, 2024. This limit does not apply to distribution fees pursuant to Rule 12b-1 Plans, brokerage commissions, taxes, interest, dividend expenses on short sales, acquired fund fees and expenses, other expenditures capitalized in accordance with GAAP or other extraordinary expenses not incurred in the ordinary course of business. The expense limitation agreement may only be terminated by the Board and LDR prior to April 30, 2024 by mutual written consent. Each waiver and/or reimbursement of an expense by LDR is subject to repayment by the Fund within the three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement is recouped.

The total amount of recoverable reimbursements as of June 30, 2023 and expiration dates are as follows:

Recoverable Reimbursements and Expiration Dates
2025	2026	Total
$217,169	$140,630	$357,799

The Board has adopted a Distribution Plan for the Fund’s Platform Shares (the “12b-1 Plan”). Pursuant to the 12b-1 Plan, the Fund may finance from the assets of the Platform Shares certain activities or expenses that are intended primarily to result in the sale of shares of such class. The fee paid by the Fund is computed on an annualized basis reflecting the average daily net assets of the class, up to a maximum of 0.25% for expenses of the Platform Shares. With respect to Platform Shares, 0.25% represents 12b-1 distribution fees paid to institutions that have agreements with the Distributor to provide such services. Because these fees are paid out of the Platform Shares’ assets on an ongoing basis, over time

SEMI-ANNUAL REPORT

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Notes to the Financial Statements - continuedJune 30, 2023 (unaudited)

these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The 12b-1 Plan, while primarily intended to compensate for shareholder services expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and therefore may be used to pay for certain expenditures related to financing distribution related activities of the Fund.

The Fund has adopted a shareholder services plan with respect to its Institutional and Platform Shares. Under the shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in Fund shares; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or their service providers; (vii) providing sub-accounting with respect to Fund Shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders.

For the six months ended June 30, 2023, the following expenses were incurred:

Class	Type of Plan	Fees Incurred
Institutional	Shareholder Servicing	$9,234
Platform	Shareholder Servicing	7,464
Platform	12b-1	7,464

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator, fund accountant and transfer and dividend disbursing agent. For it’s services, fees to CFS are computed daily and paid monthly. For the six months ended June 30, 2023, the following fees were paid to CFS:

Administration	Transfer Agent	Accounting
$16,863	$12,809	$12,115

The amounts reflected on the Statement of Operations for Administration, Transfer Agent and Accounting fees may include out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr., Assistant

SEMI-ANNUAL REPORT

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Notes to the Financial Statements - continuedJune 30, 2023 (unaudited)

Secretary to the Trust, is a Partner of Practus, LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended June 30, 2023 were as follows:

Purchases	Sales
$993,515	$5,483,186

NOTE 4 –	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Monthly income dividends declared by the Fund are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.

The tax character of distributions paid during six months ended June 30, 2023 and the year ended December 31, 2022 and were as follows:

	Six months ended June 30, 2023	Year ended December 31, 2022
Distributions paid from:
Ordinary income	$460,932	$831,725
Realized gains	—	2,785,913
	$460,932	$3,617,638

SEMI-ANNUAL REPORT

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Notes to the Financial Statements - continuedJune 30, 2023 (unaudited)

As of June 30, 2023, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Undistributed ordinary income (loss)	$491
Undistributed capital gains (losses)	1,233,561
Net unrealized appreciation (depreciation)	(4,145,439)
$(2,911,387)

As of June 30, 2023, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$27,770,922	$3,455,824	$(7,601,263)	$(4,145,439)

The difference between the book basis and tax basis distributable earnings is attributable primarily to the tax deferral of wash sale losses.

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

	Six months ended June 30, 2023
	Institutional Shares	Platform Shares
Shares sold	29,258	17,697
Shares reinvested	32,865	10,000
Shares redeemed	(519,984)	(43,641)
Net increase (decrease)	(457,861)	(15,944)

	Year ended December 31, 2022
	Institutional Shares	Platform Shares
Shares sold	113,280	13,881
Shares reinvested	255,505	69,819
Shares redeemed	(808,215)	(85,883)
Net increase (decrease)	(439,430)	(2,183)

NOTE 6 – COMMISSION RECAPTURE AGREEMENT

The Fund entered into an agreement with ConvergEx Execution Solutions LLC (“ConvergEx”) and Capital Institutional Services, Inc. (“CAPIS”), brokerage services providers, whereby a portion of the commissions from each portfolio transaction would be used to reduce the operating expenses incurred by the Fund, including but not limited to custodial, transfer agent, administrative, legal, trustee, accounting and printing fees and expenses, and other expenses charged

SEMI-ANNUAL REPORT

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Notes to the Financial Statements - continuedJune 30, 2023 (unaudited)

to the Fund by third-party service providers which are properly disclosed in the prospectus of the Fund. Pursuant to the terms of the commission recapture agreement, the broker transfers the available commissions earned monthly to the Fund’s administrator. There was no transfer to the Fund’s administrator to offset operating expenses during the six months ended June 30, 2023.

NOTE 7 – RISKS AND CONCENTRATIONS

The Fund concentrates its assets in the real estate industry. An investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. The Fund also engages in borrowing for leverage. The Fund has the ability to borrow funds (leverage) on a secured basis to invest in portfolio securities. However, the Fund may have no leverage for an extended period of time when the Fund believes that leverage is not in the best interest of the Fund. Borrowings can be made only to the extent that the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowing).

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.

To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage; the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchases with such Fund assets is not sufficient to cover the cost of leverage, the Fund’s return will be

SEMI-ANNUAL REPORT

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Notes to the Financial Statements - continuedJune 30, 2023 (unaudited)

less than it would have been if no leverage had been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

The Fund has a leverage agreement with ConvergEx Group. The interest rate charged for these borrowings is Fed Fund open rate plus 0.50%. During the six months ended June 30, 2023, no interest was incurred by the Fund.

NOTE 8 – ADVANCES

The Fund has a custody agreement with UMB Bank N.A. (“Custodian”) which allows overdrafts (“Advances”). Any such Advance shall not exceed the Fund’s or the 1940 Act’s limitation concerning borrowings. The Fund accrues interest on these Advances at a rate agreed upon in writing from time to time by the Custodian and the Fund. During the six months ended June 30, 2023, there were no such advances made to the Fund under the custody agreement.

NOTE 9 – OTHER RISKS FOR THE FUND

Market Disruption and Geopolitical Events. Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s recent military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries, as well as the potential effects of COVID-19, may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Fund’s investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Fund’s investments.

Cyber Security Risk. Failures or breaches of the electronic systems of LDR and the Fund’s other service providers, market makers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.

SEMI-ANNUAL REPORT

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Notes to the Financial Statements - continuedJune 30, 2023 (unaudited)

NOTE 10 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items require disclosure.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at https://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at https://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at https://www.sec.gov.

SEMI-ANNUAL REPORT

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2023 and held for the six months ended June 30, 2023.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the period ended” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Fund Expenses (unaudited) - continued

	Beginning Account Value (1/1/23)	Ending Account Value (6/30/23)	Annualized Expense Ratio	Expenses Paid During Period Ended (6/30/23)*
LDR Real Estate Value-Opportunity Fund
Institutional Class Actual (HLRRX)	$1,000.00	$1,014.60	1.07%	$5.34
Institutional Class Hypothetical**	$1,000.00	$1,019.49	1.07%	$5.36
Platform Class Actual (HLPPX)	$1,000.00	$1,014.14	1.31%	$6.54
Platform Class Hypothetical**	$1,000.00	$1,018.30	1.31%	$6.56

*Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

**5% return before expenses

SEMI-ANNUAL REPORT

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this semi-annual report.

Investment Advisor:

LDR Capital Management, LLC
410 Park Avenue, Suite 910
New York, New York 10022

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Independent Registered Public Accounting Firm:

Tait, Weller and Baker LLP
Two Liberty Place
50 S 16th St, Suite 2900
Philadelphia, Pennsylvania 19102-2529

Transfer Agent, Fund Administration and Fund Accounting:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Schedule filed under Item 1 of the Form.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR: Not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4)	Change in registrant’s independent public accountant: Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 8, 2023

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: September 8, 2023

* Print the name and title of each signing officer under his or her signature.